SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current portion		¥ 2,289,322	$ 327,369	¥ 1,867,096
Deferred revenue, non-current portion		276,620	$ 39,556	218,797
Contract liabilities arising from contract with customers		2,565,942		2,085,893
Refund liability	[1]	¥ 125,813		¥ 127,969

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.